Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes liabilities paid				$ 95	$ 92	$ 69
Effective income tax rate (as a percent)		38.00%	43.00%
Increase (decrease) in net deferred tax liability	[1]	$ 9

[1]	Refer to Note 10: Income Taxes for further discussion.